Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Time charter revenues	$ 231,224	$ 365,159	$ 486,361
Bareboat charter revenues	47,101	71,370	64,526
Voyage charter revenues	510,808	708,008	565,331
Other income	20,969	20,678	17,068
Total operating revenues	810,102	1,165,215	1,133,286
(Loss) gain on sale of assets and amortization of deferred gains	(307,894)	30,935	3,061
Operating expenses
Voyage expenses and commission	295,787	282,708	219,375
Ship operating expenses	187,010	195,679	206,381
Profit share expense	482	30,566	33,018
Charter hire expenses	65,601	134,551	169,503
Administrative expenses	35,886	31,883	30,647
Impairment loss	121,443	0	0
Depreciation	195,597	212,851	237,313
Total operating expenses	901,806	888,238	896,237
Net operating (loss) income	(399,598)	307,912	240,110
Other income (expenses)
Interest income	3,958	13,432	22,969
Interest expense	(141,497)	(149,918)	(160,988)
Equity losses of unconsolidated subsidiaries and associated companies	(600)	(515)	(544)
Foreign currency exchange gain (loss)	106	622	(346)
Mark to market of derivatives	390	(19)	0
Impairment of securities	0	(9,425)	0
Loss on sale of securities	(3,355)	0	0
Dividends received, net	113	(278)	3,087
Other non-operating items, net	12,005	2,411	1,545
Net other expenses	(128,880)	(143,690)	(134,277)
Net (loss) income before income taxes and noncontrolling interest	(528,478)	164,222	105,833
Income tax expense	(532)	(218)	(361)
Net (loss) income	(529,010)	164,004	105,472
Net income attributable to noncontrolling interest	(591)	(2,597)	(2,771)
Net (loss) income attributable to Frontline Ltd.	$ (529,601)	$ 161,407	$ 102,701
(Loss) earnings per share attributable to Frontline Ltd. stockholders:
Basic (loss) earnings per share (in dollars per share)	$ (6.80)	$ 2.07	$ 1.32
Weighted average shares outstanding, basic (in shares)	77,859	77,859	77,859
Diluted (loss) earnings per share (in dollars per share)	$ (6.80)	$ 2.01	$ 1.32
Weighted average shares outstanding, diluted (in shares)	77,859	83,803	77,867
Cash dividends per share declared (in dollars per share)	$ 0.22	$ 2.00	$ 0.90